INCOME TAXES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 675,000
Federal Tax Loss Carry Forwards Expiration	expire in 2032
Deferred Tax Asset sIncrease In Valuation Allowances	192,000	226,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	$ 673,000